FINANCE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
FINANCE EXPENSES.
Interest on borrowings	$ 1,121	$ 1,756	$ 2,453
Factoring Fees	60	73	186
Finance charges - right of use assets	7,421	7,078	6,457
Bank charges	195	127	332
Total	$ 8,797	$ 9,034	$ 9,428